Loans Receivable (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Loans Receivable (Details) [Line Items]
Total amount		$ 775,098	¥ 5,000,000
Collected amount	$ 150,000
Borrower A [Member]
Loans Receivable (Details) [Line Items]
Loans amount		1,038,631	6,700,000
Borrower B [Member]
Loans Receivable (Details) [Line Items]
Loans amount		197,470	1,273,840
Borrower C [Member]
Loans Receivable (Details) [Line Items]
Loans amount		399,110	¥ 2,574,580
Borrower D [Member]
Loans Receivable (Details) [Line Items]
Loans amount		1,890,000
Collected amount		300,000
Loans collected amount	1,590,000
Borrower E [Member]
Loans Receivable (Details) [Line Items]
Loans amount	200,000	$ 200,000
Loans collected amount	$ 250,000